SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	3#efmaag
FILER
PERIOD		12/31/2008
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 09, 2009
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Cap Funding Tr V 5.9%                  00372p203      107    10165 SH       Sole                                      10165
BAC Capital Trust I 7.00% Cap                   055187207      207    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1051    51000 SH       Sole                                      51000
Public Svc Co OK Sr Nt Ser B                    744533605      588    24400 SH       Sole                                      24400
Royal Bank of Scotland H.P. FD                  780097879      259    27100 SH       Sole                                      27100
A T & T Corp                   COM              00206R102    21443   752373 SH       Sole                                     752373
Abbott Laboratories            COM              002824100    10500   196741 SH       Sole                                     196741
Allegheny Technologies         COM              01741R102     1118    43802 SH       Sole                                      43802
Alliant Techsystems Inc        COM              018804104     6286    73300 SH       Sole                                      73300
Amerigas Partners Inc          COM              030975106     8497   302047 SH       Sole                                     302047
Anadarko Petroleum Corp        COM              032511107    24219   628246 SH       Sole                                     628246
Apache Corp                    COM              037411105     3816    51201 SH       Sole                                      51201
Barrick Gold Corp              COM              067901108    29239   795187 SH       Sole                                     795187
BHP Billiton                   COM              088606108     1322    30825 SH       Sole                                      30825
Boeing Company                 COM              097023105      774    18145 SH       Sole                                      18145
BP P.L.C.                      COM              055622104      292     6241 SH       Sole                                       6241
Bristol Myers Squibb Co        COM              110122108      256    11023 SH       Sole                                      11023
Burlington Northern Santa Fe C COM              12189T104     3224    42584 SH       Sole                                      42584
Canadian National Railroad     COM              136375102      618    16800 SH       Sole                                      16800
Caterpillar Inc                COM              149123101     1812    40572 SH       Sole                                      40572
Chesapeake Energy              COM              165167107     4376   270623 SH       Sole                                     270623
Chevron Texaco Corp            COM              166764100     1284    17363 SH       Sole                                      17363
Cliffs Natural Resources       COM              18683k101     6326   247027 SH       Sole                                     247027
Colgate-Palmolive Co           COM              194162103    10870   158595 SH       Sole                                     158595
Commercial Metals Co.          COM              201723103    16946  1427666 SH       Sole                                    1427666
Con Edison Co Of NY            COM              209115104     1737    44609 SH       Sole                                      44609
Crown Cork & Seal Co Inc       COM              228368106      422    22000 SH       Sole                                      22000
CSX Corp                       COM              126408103     3380   104100 SH       Sole                                     104100
Danaher Corp                   COM              235851102      310     5475 SH       Sole                                       5475
Deere & Co                     COM              244199105     5427   141621 SH       Sole                                     141621
Devon Energy Corp              COM              25179M103     6587   100247 SH       Sole                                     100247
Diageo Corp                    COM              25243Q205     4649    81939 SH       Sole                                      81939
Duke Energy Corp               COM              26441C105     2622   174667 SH       Sole                                     174667
Enterprise Products Partners L COM              293792107    16034   773486 SH       Sole                                     773486
EOG Res Inc                    COM              26875P101      337     5055 SH       Sole                                       5055
Exxon Mobil Corp               COM              30231G102     1909    23912 SH       Sole                                      23912
General Dynamics Corp          COM              369550108    10112   175581 SH       Sole                                     175581
General Electric Co            COM              369604103     1322    81630 SH       Sole                                      81630
General Maritime Corp          COM              y2693r101     6014   556893 SH       Sole                                     556893
Goldcorp Inc.                  COM              380956409      572    18150 SH       Sole                                      18150
Hecla Mining Co                COM              422704106     5121  1828962 SH       Sole                                    1828962
Hess Corp                      COM              42809H107     3994    74460 SH       Sole                                      74460
Hugoton Royalty Trust          COM              444717102     6993   435710 SH       Sole                                     435710
Integrys Energy Group Inc      COM              45822p105    20633   480060 SH       Sole                                     480060
Intl Business Machines Corp    COM              459200101     1146    13614 SH       Sole                                      13614
Johnson & Johnson              COM              478160104     5928    99085 SH       Sole                                      99085
Kimberly-Clark Corp            COM              494368103     3498    66322 SH       Sole                                      66322
L 3 Communications Hldgs Inc   COM              502424104     5999    81305 SH       Sole                                      81305
Marathon Oil Corp              COM              565849106    14494   529763 SH       Sole                                     529763
MDU Resources Group Inc        COM              552690109     2684   124370 SH       Sole                                     124370
Mesabi Trust                   COM              590672101      213    24550 SH       Sole                                      24550
Newmont Mining Corp            COM              651639106    32091   788467 SH       Sole                                     788467
Noble Energy                   COM              655044105      385     7832 SH       Sole                                       7832
Norfolk & Southern Corp        COM              655844108     1183    25139 SH       Sole                                      25139
Northrop Grumman Corp          COM              666807102     5079   112771 SH       Sole                                     112771
Novartis AG-Sponsored ADR      COM              66987V109     6176   124107 SH       Sole                                     124107
Nucor Corp                     COM              670346105    16502   357178 SH       Sole                                     357178
Occidental Petroleum Corp      COM              674599105     3324    55414 SH       Sole                                      55414
Owens Illinois                 COM              690768403      727    26613 SH       Sole                                      26613
Pan American Silver Corp       COM              697900108      184    10800 SH       Sole                                      10800
Pepsico Inc                    COM              713448108     1030    18808 SH       Sole                                      18808
Permian Basin Royalty Trust    COM              714236106     9849   718885 SH       Sole                                     718885
Rambus Inc. Del                COM              750917106      169    10600 SH       Sole                                      10600
RIO Tinto PLC                  COM              767204100      774     8700 SH       Sole                                       8700
San Juan Basin Royalty Tr      COM              798241105     1104    35650 SH       Sole                                      35650
South Jersey Industries        COM              838518108      512    12850 SH       Sole                                      12850
Southern Co                    COM              842587107     4021   108680 SH       Sole                                     108680
Southern Copper Corp.          COM              84265V105      197    12250 SH       Sole                                      12250
Spectra Energy Corp            COM              847560109     1691   107464 SH       Sole                                     107464
Steel Dynamics                 COM              858119100     2758   246675 SH       Sole                                     246675
Street Tracks Gold Trust       COM              78463v107    38223   441780 SH       Sole                                     441780
Tenaris ADR                    COM              88031M109      901    42925 SH       Sole                                      42925
Unilever NV New York Shs       COM              904784709      307    12514 SH       Sole                                      12514
Union Pacific Corp             COM              907818108     5132   107374 SH       Sole                                     107374
United Technologies            COM              913017109     1093    20386 SH       Sole                                      20386
USX-U S Steel Group            COM              912909108     3642    97899 SH       Sole                                      97899
Valero Energy                  COM              91913Y100     1733    80065 SH       Sole                                      80065
Weingarten Realty SBI          COM              948741103     1196    57784 SH       Sole                                      57784
Xcel Energy Inc                COM              98389B100     4874   262751 SH       Sole                                     262751
XTO Energy Inc                 COM              98385X106     5505   156081 SH       Sole                                     156081
Zimmer Holdings Inc            COM              98956P102      271     6695 SH       Sole                                       6695